Investment Objectives and Goals	Dec. 17, 2025
Defiance Nasdaq 100 Weekly Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Nasdaq 100 Weekly Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index (the “Index”).
Defiance S&P 500 Weekly Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance S&P 500 Weekly Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500 Index (the “Index”).
Defiance R2000 Weekly Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance R2000 Weekly Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index (the “Index”).